Victory Trivalent International Small-Cap Fund Investment Strategy - Victory Trivalent International Small-Cap Fund	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Adviser pursues the Fund's investment objective by investing primarily in equity securities of companies principally in countries represented in the S&P® Developed ex-U.S. SmallCap Index (“Index”).Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities of small-capitalization companies. The Adviser considers any company with a market capitalization that is within such country’s smallest 15% based on market capitalization to be a small-capitalization company. The size of companies in the Index changes with market conditions and the composition of the Index.The Adviser employs a bottom-up investment approach that emphasizes individual stock selection.
The Adviser's investment process uses a combination of quantitative and traditional qualitative, fundamental analysis to identify attractive stocks with low relative price multiples, positive trends in earnings forecasts, high profitability, and companies with a strong or positively trending responsible investing (“RI”) profile. The stock selection process is designed to produce a diversified portfolio that, relative to the Index, tends to have a below-average price-to-earnings ratio, above-average earnings growth trend, and above-average return on invested capital. RI investing considerations are not a primary or exclusive factor, but rather an additional inclusive consideration to the Adviser's process.The Fund’s investment allocation to countries and sectors tends to approximate the country and sector allocations of the Index, which concentrates its exposure in one or more countries, regions, or sectors. The Index consists of the stocks representing the lowest 15% of float-adjusted market capitalization in each country other than the United States represented in the S&P® Developed Broad Market Index (BMI). The S&P® Developed BMI includes all listed shares of companies from 25 developed countries with float-adjusted market capitalizations of at least US$100 million and annual trading value of at least US$50 million. The Fund normally invests in a minimum of 10 countries.